Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) Multiple	Dec. 31, 2023 USD ($) Multiple	Dec. 31, 2022 USD ($) Multiple	Dec. 31, 2021 USD ($) Multiple	Dec. 31, 2020 USD ($) Multiple
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth information concerning the compensation actually paid to our CEO and to our other NEOs compared to Company performance for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020. The Compensation Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for CEO(1)(2)	CAP to CEO(3)(4)	Average Summary Compensation Table Total Pay for other NEOs(1)(2)	Average CAP to other NEOs(5)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (in thousands)	Net Debt to Normalized EBITDAre(8)
					Cumulative Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)
2024	$7,162,931	$5,539,889	$2,714,993	$2,259,715	$106	$107	$(11,363)	7.5x
2023	$7,843,857	$3,192,694	$2,324,971	$1,277,914	$171	$107	$(605,102)	6.2x
2022	$7,490,209	$6,518,679	$2,004,708	$1,809,752	N/A	N/A	$(441,382)	7.7x
2021	$8,834,455	$8,992,544	$2,100,793	$2,130,716	N/A	N/A	$11,570	7.4x
2020	$3,336,464	$3,105,815	$2,232,728	$2,180,430	N/A	N/A	$(5,774)	8.4x

(1)
For 2024, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar and Nina Momtazee Sitzer. For 2023, 2022 and 2021, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar, Nina Momtazee Sitzer, Louis K. Sohn and Scott A. Tausk. For 2020, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar, Howard S. Hirsch, Louis K. Sohn and Scott A. Tausk.

(2)
The values reflected in this column reflect the “Total Compensation” set forth in the Summary Compensation Table (“SCT”) on page 43 of this proxy statement. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)	Compensation Actually Paid (“CAP”) to our CEO represents the “Total Compensation” reported in the Summary Compensation Table for the applicable fiscal year, adjusted for 2024 as follows:

Reconciliation of SCT “Total Compensation” to Compensation Actually Paid (CEO)
2024
SCT Total Compensation	$7,162,931
Minus: SCT Stock Awards Value	(3,500,000)
Plus: Fair Value as of 12/31 of Unvested Equity Awards Granted in Covered Fiscal Year	1,601,364
Plus: Change in Fair Value of Unvested Equity Awards Granted in Prior Years	(197,785)
Plus: Fair Value of Equity Awards Granted and Vested in Covered Fiscal Year	800,682
Plus: Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Covered Fiscal Year	(327,303)
Total Compensation Actually Paid (CAP)	$5,539,889

(4)	Because the Company was not listed at the time, equity awards included in CAP to CEO for 2020, 2021 and 2022 were valued based on the most recently published NAVs for each fiscal year end.
(5)	Average CAP to our other NEOs represents the average “Total Compensation” reported in the Summary Compensation Table for the applicable fiscal year, adjusted for 2024 as follows:

Reconciliation of SCT “Total Compensation” to Compensation Actually Paid (Other NEOs)
2024
SCT Total Compensation	$2,714,993
Minus: SCT Stock Awards Value	(999,995)
Plus: Fair Value as of 12/31 of Unvested Equity Awards Granted in Covered Fiscal Year	457,534
Plus: Change in Fair Value of Unvested Equity Awards Granted in Prior Years	(54,447)
Plus: Fair Value of Equity Awards Granted and Vested in Covered Fiscal Year	228,762
Plus: Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Covered Fiscal Year	(87,132)
Total Compensation Actually Paid (CAP)	$2,259,715

(6)
For the fiscal years ended December 31, 2023 and 2024, the return represents the Company’s cumulative TSR with an initial investment of $100 on April 13, 2023, the first day on which our common shares began trading on the NYSE.

(7)
For the fiscal years ended December 31, 2023 and 2024 the return represents the cumulative TSR of the FTSE NAREIT All Equity REITs index with an initial investment of $100 on April 13, 2023, the first day on which our common shares began trading on the NYSE.

(8)	See Appendix A to this proxy statement for our definitions of Net Debt and Normalized EBITDAre.

Company Selected Measure Name	Net Debt to Normalized EBITDAre
Named Executive Officers, Footnote
(1)
For 2024, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar and Nina Momtazee Sitzer. For 2023, 2022 and 2021, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar, Nina Momtazee Sitzer, Louis K. Sohn and Scott A. Tausk. For 2020, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar, Howard S. Hirsch, Louis K. Sohn and Scott A. Tausk.

Peer Group Issuers, Footnote
(7)
For the fiscal years ended December 31, 2023 and 2024 the return represents the cumulative TSR of the FTSE NAREIT All Equity REITs index with an initial investment of $100 on April 13, 2023, the first day on which our common shares began trading on the NYSE.

PEO Total Compensation Amount	$ 7,162,931	$ 7,843,857	$ 7,490,209	$ 8,834,455	$ 3,336,464
PEO Actually Paid Compensation Amount	$ 5,539,889	3,192,694	6,518,679	8,992,544	3,105,815
Adjustment To PEO Compensation, Footnote
(3)	Compensation Actually Paid (“CAP”) to our CEO represents the “Total Compensation” reported in the Summary Compensation Table for the applicable fiscal year, adjusted for 2024 as follows:

Reconciliation of SCT “Total Compensation” to Compensation Actually Paid (CEO)
2024
SCT Total Compensation	$7,162,931
Minus: SCT Stock Awards Value	(3,500,000)
Plus: Fair Value as of 12/31 of Unvested Equity Awards Granted in Covered Fiscal Year	1,601,364
Plus: Change in Fair Value of Unvested Equity Awards Granted in Prior Years	(197,785)
Plus: Fair Value of Equity Awards Granted and Vested in Covered Fiscal Year	800,682
Plus: Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Covered Fiscal Year	(327,303)
Total Compensation Actually Paid (CAP)	$5,539,889

Non-PEO NEO Average Total Compensation Amount	$ 2,714,993	2,324,971	2,004,708	2,100,793	2,232,728
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,259,715	1,277,914	$ 1,809,752	$ 2,130,716	$ 2,180,430
Adjustment to Non-PEO NEO Compensation Footnote
(5)	Average CAP to our other NEOs represents the average “Total Compensation” reported in the Summary Compensation Table for the applicable fiscal year, adjusted for 2024 as follows:

Reconciliation of SCT “Total Compensation” to Compensation Actually Paid (Other NEOs)
2024
SCT Total Compensation	$2,714,993
Minus: SCT Stock Awards Value	(999,995)
Plus: Fair Value as of 12/31 of Unvested Equity Awards Granted in Covered Fiscal Year	457,534
Plus: Change in Fair Value of Unvested Equity Awards Granted in Prior Years	(54,447)
Plus: Fair Value of Equity Awards Granted and Vested in Covered Fiscal Year	228,762
Plus: Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Covered Fiscal Year	(87,132)
Total Compensation Actually Paid (CAP)	$2,259,715

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
As illustrated in the graph below, the Company’s net income is impacted by non-cash charges and other non-cash items such as depreciation and amortization, and in the past three years by gains and losses from the execution of strategic dispositions, and transaction expenses related to the Listing. As a result, our Compensation Committee does not consider net income as a significant financial performance measure to determine executive compensation.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Measures
Our executive compensation programs have significant pay for performance components. The metrics used for our annual cash incentive opportunities vary each year based on our annual business plan and since the Listing have focused on operational and strategic objectives, including evolving our portfolio towards the Industrial segment and continuing to strategically divest non-core assets. While the Company executes this strategy, traditional REIT financial measures do not effectively assess our performance. In the Company’s assessment, the following represent the three most important financial performance measures used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to Company performance:

Significant Financial Performance Measures(1)
Net Debt to Normalized EBITDAre
Gross asset sales
Industrial ABR Growth

(1)	See Appendix A to this proxy statement for our definitions of Net Debt to Normalized EBITDAre.

Total Shareholder Return Amount	$ 106	171
Peer Group Total Shareholder Return Amount	$ 107	$ 107
Company Selected Measure Amount | Multiple	7.5	6.2	7.7	7.4	8.4
PEO Name	Michael J. Escalante	Michael J. Escalante	Michael J. Escalante	Michael J. Escalante	Michael J. Escalante
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (11,363,000)	$ (605,102,000)	$ (441,382,000)	$ 11,570,000	$ (5,774,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Net Debt to Normalized EBITDAre
Measure:: 2
Pay vs Performance Disclosure
Name	Gross asset sales
Measure:: 3
Pay vs Performance Disclosure
Name	Industrial ABR Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,500,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,601,364
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(197,785)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	800,682
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(327,303)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(999,995)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	457,534
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,447)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,762
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (87,132)